Repurchase of shares (Details) - USD ($)	1 Months Ended				6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	May 31, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jan. 31, 2020	Nov. 30, 2018
Share Repurchase Program [Line Items]
Aggregate consideration for ADS repurchased					$ 677,000	$ 482,000
2018 Share Repurchase Program
Share Repurchase Program [Line Items]
Common shares or ADS authorized in share repurchase program								$ 10,000,000
Total number of ADSs purchased as part of the publicly announced plan		107,034	5,300	13,240		125,574
Average price paid per ADS		$ 3.855	$ 3.844	$ 3.721
Number of ADSs purchased at aggregate consideration as part of the publicly announced plan						28,011
Aggregate consideration for ADS repurchased						$ 482,000
2020 Share Repurchase Program
Share Repurchase Program [Line Items]
Common shares or ADS authorized in share repurchase program							$ 10,000,000
Total number of ADSs purchased as part of the publicly announced plan	128,266				128,266
Average price paid per ADS	$ 5.28
Number of ADSs purchased at aggregate consideration as part of the publicly announced plan					128,266
Aggregate consideration for ADS repurchased					$ 677,000
Remaining unused amount will no longer available for repurchase after December 29, 2020	$ 9,323,000				$ 9,323,000